WARRANT LIABILITIES (Details Narrative) - USD ($)						3 Months Ended	12 Months Ended
	Feb. 20, 2025	Oct. 29, 2024	Dec. 12, 2023	Mar. 13, 2023	Dec. 22, 2021	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023		Jun. 18, 2024	Dec. 27, 2022
Common stock, par value						$ 0.086	$ 0.086	$ 0.086
Preferred stock, par value						$ 0.086	$ 0.086	$ 0.086
Net fair value gains losses							$ 156,000	$ 5,583,506	[1]
Net fair value gains losses							$ (156,000)	$ (5,583,506)	[1]
Series B Warrant Liability [Member]
Outstanding warrants							0	50,890
Net fair value gains losses							$ 156,000	$ 5,534,931
Warrant liability							0	268,667
Net fair value gains losses							$ (156,000)	(5,534,931)
Series B Warrants [Member]
Warrants excercises										$ 3.91
Warrants exercised										50,980
Placement Agent Warrants [Member]
Class of warrant acquiring							959
Warrants excercises							$ 1,042.95
Net fair value gains losses								48,575
Warrant liability							$ 325	325
Warrants expire							5 years
Net fair value gains losses								$ (48,575)
Series B Convertible Preferred Stock [Member]
Preferred stock stated value per share					$ 1,000
Securities Purchase Agreement [Member]
Common stock, par value				$ 0.086
Shares issued				9,120
Aggregate purchase price					$ 20,000,000
Securities Purchase Agreement [Member] | Series B Warrant Liability [Member]
Class of warrant acquiring			17,647
Outstanding warrants			50,980
Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Convertible preferred stock, shares					9,076
Preferred stock, par value					$ 0.086
Common Stock [Member]
Class of warrant acquiring										39,569
Shares issued	157,000	140,064				1,488,096		9,120
Common Stock [Member] | Securities Purchase Agreement [Member]
Common stock, par value					0.086
Warrants excercises					$ 1,042.95
Shares issued			17,647		10,474
Convertible into aggregate shares					8,702
Conversion price, per share					$ 1,042.95
Common Stock [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Class of warrant acquiring					38,353
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Warrants excercises											$ 127.50
Outstanding warrants											78,431

[1]	Recognition and change in fair value of warrant liabilities per income statement is $5,503,647. The difference of $79,859 is made up of the Warrant issuance costs.